Organization and Principal Activities - Schedule of Financial Information of VIE and Its Subsidiaries and Schools (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 778,006		¥ 164,684	¥ 100,109	$ 113,156
Prepaid expenses and other current assets	128,638		132,473		18,710
Total current assets	916,303		307,678		133,271
Total assets	2,737,019		2,008,393		398,084
Total current liabilities	1,931,220		1,270,784		280,887
Total liabilities	2,189,147		2,161,178		$ 318,400
Net revenues	2,228,117	$ 324,066	1,282,562	439,181
Net loss	(833,409)	(121,215)	(397,234)	(127,604)
Net cash generated from (used in) operating activities	(92,905)	(13,511)	80,266	81,409
Net cash used in investing activities	(156,917)	(22,823)	(629,704)	(89,259)
Net cash generated from financing activities	831,506	$ 120,937	629,386	70,000
VIE and Subsidiaries and Schools
Variable Interest Entity [Line Items]
Cash and cash equivalents	232,608		160,274
Prepaid expenses and other current assets	121,145		128,928
Total current assets	363,412		299,723
Total assets	1,627,032		2,000,437
Total current liabilities	1,668,293		1,265,438
Total liabilities	1,862,278		1,625,964
Net revenues	2,219,638		1,282,562	439,181
Net loss	(254,754)		(331,621)	(127,604)
Net cash generated from (used in) operating activities	(81,041)		80,266	81,409
Net cash used in investing activities	(156,917)		(141,025)	(89,259)
Net cash generated from financing activities	¥ 20,505		¥ 140,000	¥ 70,000